Statements of Changes in Equity ₪ in Thousands, $ in Thousands	Share capital [member] ILS (₪)	Additional paid-in capital [member] ILS (₪)	Additional paid-in capital [member] USD ($)	Treasury shares [member] ILS (₪)	Treasury shares [member] USD ($)	Share based payments [Member] ILS (₪)	Share based payments [Member] USD ($)	Retained earnings [member] ILS (₪)	Retained earnings [member] USD ($)	ILS (₪)	USD ($)
Balance at Dec. 31, 2016		₪ 67,414		₪ (9,425)		₪ 6,217		₪ (35,719)		₪ 28,487
Issuance of share capital net of issue costs (see Note 8a3)		11,693				80				11,773
Share-based payment		642				4,742				5,384
Exercise of share options and warrants		2,470				(1,038)				1,432
Exercise of share options		620				(620)
Total comprehensive loss								(28,224)		(28,224)
Balance at Dec. 31, 2017		82,839		(9,425)		9,381		(63,943)		18,852
Issuance of ADS net of issue costs (see Note 8a4)		10,024				223				10,247
Share-based payment		186				4,351				4,537
Exercise of share options and warrants		753				(353)				400
Expiration of share options		1,283				(1,283)
Total comprehensive loss								(20,113)		(20,113)
Balance at Dec. 31, 2018		95,085		(9,425)		12,319		(84,056)		13,923
Issuance of ADS & Warrants net of issue costs (see Note 8a5)		13,505				1,509				15,014
Share-based payment		8				2,700				2,708
Total comprehensive loss								(16,808)		(16,808)	$ (4,863)
Balance at Dec. 31, 2019		₪ 108,598		₪ (9,425)		₪ 16,528		₪ (100,864)		₪ 14,837	4,293
Convenience translation in U.S. dollars (see Note 2d) (in Dollars) | $			$ 31,423		$ (2,727)		$ 4,782		$ (29,185)		$ 4,293